REVERSE TAKEOVER TRANSACTION (Details 1)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2020 CAD ($)	Oct. 02, 2020 USD ($) shares
REVERSE TAKEOVER TRANSACTION (Details)
Cash				$ 226,213
Trade Receivables		$ 3,863,965	$ 347,269	37,492
Amounts Receivable				181,606
Prepaids				77,320
Reclamation Deposits				336,710
Other Investments	$ 0		$ 62,635	62,635
Accounts Payable And Accrued Liabilities				(342,520)
Loan				(40,000)
Reclamation Provision				$ (317,625)
Warrants Issued | shares				(157,985)
Total Of Net Assets Acquired				$ 63,846
Excess Of Purchase Price Over Fair Value Of Assets Acquired (expensed)				1,817,540
Totals				$ 1,881,386